Personnel costs - Cost before tax and liability of incentive program (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jun. 05, 2018
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	kr 90	kr 45	kr (1)
Expected cumulative cost during the vesting period	240	209	121
Liability	27	18	10
Cash based programs
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	16		(2)
Expected cumulative cost during the vesting period			1
LTI 2018
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	30
Expected cumulative cost during the vesting period	110			kr 112
Liability	6
LTI 2017
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	31	18
Expected cumulative cost during the vesting period	74	92
Liability	10	5
LTI 2016
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	18	13	6
Expected cumulative cost during the vesting period	25	52	34
Liability	11	8	2
LTI 2015
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax	11	9	2
Expected cumulative cost during the vesting period	kr 31	47	30
Liability		5	2
LTI 2014
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax		5	(7)
Expected cumulative cost during the vesting period		kr 18	20
Liability			6
LTI 2013
Disclosure of terms and conditions of share-based payment arrangement
Actual costs before tax			(2)
Expected cumulative cost during the vesting period			kr 37